INTANGIBLE ASSETS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite-lived intangible assets
Gross carrying amount	¥ 108,445		¥ 134,996
Less: accumulated amortization	(78,459)		(80,188)
Intangible assets, net	29,986	$ 4,705	54,808
Trade names
Finite-lived intangible assets
Gross carrying amount	22,635		47,068
Intangible assets, net	22,635		47,068
Brand
Finite-lived intangible assets
Gross carrying amount	4,534		4,534
Intangible assets, net	4,534		4,534
Student populations
Finite-lived intangible assets
Gross carrying amount	39,817		39,817
Less: accumulated amortization	(39,817)		(39,711)
Intangible assets, net			106
Software
Finite-lived intangible assets
Gross carrying amount	28,953		31,371
Less: accumulated amortization	(26,943)		(29,206)
Intangible assets, net	2,010		2,165
Others.
Finite-lived intangible assets
Gross carrying amount	12,506		12,206
Less: accumulated amortization	(11,699)		(11,271)
Intangible assets, net	¥ 807		¥ 935